Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of computation of basic earnings per share	The computation of basic earnings per share is presented as follows:

	December 31,
	2023	2024	2025
Net income	$77,351	$97,376	$38,563
Less preferred dividend attributable to preferred shareholders	8,000	8,000	8,000
Net income available to common shareholders	$69,351	$89,376	$30,563
Weighted average number of shares, basic and diluted	113,619,092	107,576,009	103,038,189
Earnings per share in U.S. Dollars, basic and diluted	$0.61	$0.83	$0.30